 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending September 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
9/8/03	Shares of beneficial interest	26,000	6.12	6.69	Merrill Lynch

Total Shares Repurchased: 26,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management